Retirement Plans Fair Value Inputs, Assets, Quantitative Information (Details) (Fair Value, Inputs, Level 3 [Member], Fair Value, Measurements, Recurring [Member])	Sep. 30, 2012
Private Equity Funds [Member] | Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Weighted Average Cost of Capital	7.30%
Fair Value Inputs, Residual Growth Rate	1.50%
Fair Value Inputs, Long-term Revenue Growth Rate	1.60%
Private Equity Funds [Member] | Minimum [Member] | Market Comparable Companies [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple	4.8
Private Equity Funds [Member] | Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Weighted Average Cost of Capital	20.00%
Fair Value Inputs, Residual Growth Rate	4.00%
Fair Value Inputs, Long-term Revenue Growth Rate	9.10%
Private Equity Funds [Member] | Maximum [Member] | Market Comparable Companies [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple	14.5
Real Estate Funds [Member] | Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Inflation Rate	0.00%
Fair Value Inputs, Rental Rate Factor	0.00%
Fair Value Inputs, Capitalization Rates	5.00%
Fair Value Inputs, Discount Rate	7.00%
Real Estate Funds [Member] | Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Inflation Rate	5.00%
Fair Value Inputs, Rental Rate Factor	25.00%
Fair Value Inputs, Capitalization Rates	8.00%
Fair Value Inputs, Discount Rate	9.00%